Dividends on ordinary capital - Summary of Dividends on Ordinary Capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividend On Ordinary Capital [Abstract]
Dividend on ordinary capital	€ (4,320)	€ (4,327)	€ (4,356)